Income Taxes - Summary of reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Income Taxes
Statutory Federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%
Financing costs					3.50%
Change in fair value of derivative warrant liabilities					(33.90%)
Change in Valuation Allowance					9.40%
Income Taxes Benefit	1.70%	0.00%	0.86%	0.00%	0.00%